ING VARIABLE PORTFOLIOS, INC.

ING Russell ™ Large Cap Index Portfolio

ING Russell™ Mid Cap Index Portfolio

ING Russell™ Small Cap Index Portfolio

ING Russell™ Large Cap Growth Index Portfolio

ING Russell™ Large Cap Value Index Portfolio

ING Russell™ Mid Cap Growth Index Portfolio

ING Hang Seng Index Portfolio

ING Euro STOXX 50® Index Portfolio

ING FTSE 100 Index® Portfolio

ING Japan TOPIX Index® Portfolio

ING Australia Index Portfolio

ING International Index Portfolio

ING WisdomTree Global High-Yielding Equity Index Portfolio

(each a “Portfolio” and collectively “Portfolios”)

Supplement dated June 29, 2011

to the Portfolios’ current Prospectuses each dated April 29, 2011

(each a “Prospectus” and collectively “Prospectuses”)

Effective June 30, 2011, May Tong and Steve Sedmak will replace Vincent Costa as co-portfolio managers for the Portfolios. Effective June 30, 2011, the Portfolios’ Prospectuses are revised as follows:

1.	The sub-section entitled “Portfolio Manager” of the summary section of the Portfolios’ Prospectuses is deleted in its entirety and replaced with the following:

Portfolio Managers
Steve Sedmak	May Tong
Portfolio Manager (since 06/11)	Portfolio Manager (since 06/11)

2.

The first and second paragraphs of the section entitled “Management of the Portfolios – All Portfolios Except ING U.S. Bond Index Portfolio – ING Investment Management Co.” of the Portfolios’ Prospectuses is deleted in its entirety and replaced with the following:

The following individuals are jointly responsible for the day-to-day management of the Portfolios.

May Tong is a portfolio manager for the Multi-Asset Strategies and Solutions group. Ms. Tong joined ING IM in June 2006 as a portfolio manager for the Global Quantitative Strategies team, where she was responsible for overseeing the implementation for a number of active, enhanced index and passive strategies. Prior to joining ING IM, Ms. Tong was a trader and associate portfolio manager for five years for the quantitative advisors group within Merrill Lynch Investment Managers, with oversight of passive and enhanced strategies. Ms. Tong holds the Chartered Financial Analyst designation.

Steve Sedmak is a portfolio manager for the Multi-Asset Strategies and Solutions group. Mr. Sedmak joined ING IM in November 2006 as a portfolio manager for the Global Quantitative Strategies team, where he was responsible for overseeing the implementation for a number of active, enhanced index and passive strategies. Prior to joining ING IM, Mr. Sedmak was a trader in the portfolio and algorithmic trading group at Stifel Nicolaus. Mr. Sedmak also worked in portfolio trading at Legg Mason and CIBC World Markets. In addition, Mr. Sedmak worked on the equity derivatives strategy team at Merrill Lynch.

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ING VARIABLE PORTFOLIOS, INC.

ING Russell ™ Large Cap Index Portfolio

ING Russell™ Mid Cap Index Portfolio

ING Russell™ Small Cap Index Portfolio

ING Russell™ Large Cap Growth Index Portfolio

ING Russell™ Large Cap Value Index Portfolio

ING Russell™ Mid Cap Growth Index Portfolio

ING Hang Seng Index Portfolio

ING Euro STOXX 50® Index Portfolio

ING FTSE 100 Index® Portfolio

ING Japan TOPIX Index® Portfolio

ING Australia Index Portfolio

ING International Index Portfolio

ING WisdomTree Global High-Yielding Equity Index Portfolio

(each a “Portfolio” and collectively “Portfolios”)

Supplement dated June 29, 2011

to the Portfolios’ current Statement of Additional Information dated April 29, 2011

(“SAI”)

Effective June 30, 2011, May Tong and Steve Sedmak will replace Vincent Costa as co-portfolio managers for the Portfolios. Effective June 30, 2011, the Portfolios’ SAI is revised as follows:

1.	The section entitled “Portfolio Managers – ING IM – Other Accounts Managed” found on page 95 of the Portfolios’ SAI is hereby deleted in its entirety and replaced with the following:

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of May 31, 2011.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Steve Sedmak	0	$0	0	$0	0	$0
May Tong	0	$0	0	$0	0	$0

2.	The section entitled “Portfolio Managers – ING IM – Compensation” beginning on page 96 of the Portfolios’ SAI is hereby deleted in its entirety and replaced with the following:

Compensation

For Steve Sedmak and May Tong, the portfolio managers (“Portfolio Managers”) for the Portfolios, compensation consists of: (i) fixed base salary; (ii) bonus which is based on the Sub-Adviser’s performance, one- , three- and five-year pre-tax performance of the accounts the Portfolio Managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and asset and revenue growth of the accounts they are responsible for; and (iii) long-term equity awards tied to the performance of our parent company, ING Groep.

The Portfolio Managers for the Portfolios are also eligible to participate in an annual incentive plan delivered in part in cash and in part deferred award in the form of ING stock. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. The Sub-Adviser has defined indices (the S&P ASX 200 Index for ING Australia Index Portfolio; Euro STOXX 50® Index for ING Euro STOXX 50® Index Portfolio; the FTSE 100 Index® for the ING FTSE 100 Index® Portfolio; the TOPIX Index® for the ING Japan TOPIX Index® Portfolio; the Hang Seng Index for the ING Hang Seng Index Portfolio; the Morgan Stanley Capital International Europe, Australasia and Far East® (“MSCI EAFE®”) Index for International Index Portfolio; the Russell Top 200® Index for ING RussellTM Large Cap Index Portfolio; the Russell Top 200® Growth Index for the ING RussellTM Large Cap Growth Index; the Russell Top 200® Value Index for the ING RussellTM Large Cap Value Index Portfolio; the Russell Mid Cap Index for ING RussellTM Mid Cap Index Portfolio; the Russell Midcap® Growth Index for the ING RussellTM Mid Cap Growth Index Portfolio; the Russell 2000® Index for ING RussellTM Small Cap Index Portfolio, and the WisdomTreeSM Global High-Yielding Equity Index for the WisdomTreeSM Global High-Yielding Equity Index Portfolio) and set performance goals to appropriately reflect requirements for the investment team. The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards measure investment performance versus benchmark and peer groups over one-, three- and five-year periods; year-to-date net cash flow (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments) and revenue growth for all accounts managed by the team. The results for overall ING IM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (45% investment performance-, 15% net cash flow-, and 15% revenue growth).

Based on job function, internal comparators and external market data, the Portfolio Managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year’s performance as defined by the ING IM component of the annual incentive plan. The awards are paid in a combination of ING restricted stocks and performance shares and vest in three (3) years.

If the Portfolio Managers’ fixed base salary compensation exceeds a particular threshold, they may participate in ING’s deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stocks or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

3.

The section entitled “Portfolio Managers – ING IM – Portfolio Manager Ownership of Securities” found on page 97 of the Portfolios’ SAI is hereby deleted in its entirety and replaced with the following:

Portfolio Manager Ownership of Securities

The following table shows the dollar range of shares of the Portfolios owned by the Portfolio Managers as of May 31, 2011, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:

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Portfolio Manager	Portfolio	Dollar Range of Securities of the Portfolio Owned
Steve Sedmak	ING Australia Index	None
	ING Euro STOXX 50® Index	None
	ING FTSE 100 Index®	None
	ING Hang Seng Index	None
	ING International Index	None
	ING Japan TOPIX Index®	None
	ING RussellTM Large Cap Growth Index	None
	ING RussellTM Large Cap Index	None
	ING RussellTM Large Cap Value Index	None
	ING RussellTM Mid Cap Growth Index	None
	ING RussellTM Mid Cap Index	None
	ING RussellTM Small Cap Index	None
	ING WisdomTreeSM Global High Yielding Equity Index	None
May Tong	ING Australia Index	None
	ING Euro STOXX 50® Index	None
	ING FTSE 100 Index®	None
	ING Hang Seng Index	None
	ING International Index	None
	ING Japan TOPIX Index®	None
	ING RussellTM Large Cap Growth Index	None
	ING RussellTM Large Cap Index	None
	ING RussellTM Large Cap Value Index	None
	ING RussellTM Mid Cap Growth Index	None
	ING RussellTM Mid Cap Index	None
	ING RussellTM Small Cap Index	None
	ING WisdomTreeSM Global High Yielding Equity Index	None

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